COMMITMENTS (Details Textual) - CAD CAD in Millions	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Commitments and Contingencies [Line Items]
Operating Leases, Rent Expense, Net	CAD 32.7	CAD 30.5	CAD 25.7
Operating Leases, Future Minimum Payments Due	20.8
Prei [Member]
Commitments and Contingencies [Line Items]
Operating Leases, Rent Expense, Net	25.2	CAD 23.2
Operating Leases, Future Minimum Payments Due	CAD 2.2
Lease Expiration Date	Jan. 31, 2016